Long-term and short-term financial instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	₩ 1,602,285	₩ 1,479,034
ABCP	0	145,000
CP	0	58,050
CD	10,000	10,000
RP	0	10,000
Others	257,001	0
Long / short-term financial instruments	1,869,286	1,702,084
Long-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	63,358	2
ABCP	0	65,600
CP	0	0
CD	0	0
RP	0	1,634
Others	385,383	475,194
Long / short-term financial instruments	₩ 448,741	₩ 542,430